BARON

FUNDS®

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Energy and Resources Fund

Baron Global Advantage Fund

Supplement dated May 5, 2017 to Prospectus dated April 28, 2017

Effective May 5, 2017, in connection with the lowering of certain fees and expenses of Baron International Growth Fund and Baron Global Advantage Fund (the “Funds”), the Prospectus of the Funds is modified as follows:

On page 18 of the Prospectus, the “Annual Fund Operation Expenses” table for Baron International Growth Fund is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Manage- ment Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimburse- ments	Total Annual Fund Operating Expenses after Expense Reimburse- ments[2]
BARON INTERNATIONAL GROWTH FUND[1]
Retail Shares	1.00%	0.25%	0.40%	1.65%	(0.30)%	1.35%
Institutional Shares	1.00%	0.00%	0.36%	1.36%	(0.26)%	1.10%
R6 Shares	1.00%	0.00%	0.38%	1.38%	(0.29)%	1.09%

[1]	Based on the fiscal year ended December 31, 2016, restated to reflect current expense waivers.

[2]

BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares, 1.10% of average daily net assets of Institutional Shares, and 1.09% of average daily net assets of R6 Shares.

On page 19 of the Prospectus, the “Example” table for Baron International Growth Fund is deleted in its entirety and replaced with the following:

YEAR	1	3	5	10
BARON INTERNATIONAL GROWTH FUND
Retail Shares	$137	$428	$739	$1,624
Institutional Shares	$112	$350	$606	$1,340
R6 Shares	$111	$347	$601	$1,329

On page 50 of the Prospectus, the “Annual Fund Operation Expenses” table for Baron Global Advantage Fund is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Manage- ment Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimburse- ments	Total Annual Fund Operating Expenses after Expense Reimburse- ments[2]
BARON GLOBAL ADVANTAGE FUND[1]
Retail Shares	1.00%	0.25%	2.61%	3.86%	(2.51)%	1.35%
Institutional Shares	1.00%	0.00%	2.55%	3.55%	(2.45)%	1.10%
R6 Shares	1.00%	0.00%	3.11%	4.11%	(3.02)%	1.09%

[1]	Based on the fiscal year ended December 31, 2016, restated to reflect current expense waivers.

[2]

BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares, 1.10% of average daily net assets of Institutional Shares, and 1.09% of average daily net assets of R6 Shares.

On page 51 of the Prospectus, the “Example” table for Baron Global Advantage Fund is deleted in its entirety and replaced with the following:

YEAR	1	3	5	10
BARON GLOBAL ADVANTAGE FUND
Retail Shares	$137	$428	$739	$1,624
Institutional Shares	$112	$350	$606	$1,340
R6 Shares	$111	$347	$601	$1,329

On page 69 of the Prospectus, the table under “Management of the Funds” is deleted in its entirety and replaced with the following:

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Partners Fund	1.45%	1.20%	1.20%
Baron Focused Growth Fund	1.35%	1.10%	1.10%
Baron International Growth Fund	1.35%	1.10%	1.09%
Baron Real Estate Fund	1.35%	1.10%	1.10%
Baron Emerging Markets Fund	1.50%	1.25%	1.25%
Baron Energy and Resources Fund	1.35%	1.10%	1.09%
Baron Global Advantage Fund	1.35%	1.10%	1.09%

In addition, in connection with the secondary benchmark of Baron Emerging Markets Fund, the Prospectus is modified as follows:

On page 39 of the Prospectus, the “Average Annual Total Returns for the periods ended December 31, 2016” table and the paragraph that follows the table are deleted in their entirety and replaced with the following:

Average Annual Total Returns for the periods ended December 31, 2016

	1 year	5 years	10 years	Since Inception
BARON EMERGING MARKETS FUND
Retail Shares (Inception date: 12-31-10)
Return before taxes	3.75%	6.11%	N/A	1.82%
Return after taxes on distributions	3.78%	6.07%	N/A	1.78%
Return after taxes on distributions and sale of Fund shares	2.22%	4.81%	N/A	1.42%
Institutional Shares (Inception date: 12-31-10)
Return before taxes	4.08%	6.38%		2.07%
R6 Shares* (Inception date: 01-29-16)
Return before taxes	4.17%	6.40%	N/A	2.09%
MSCI EM (Emerging Markets) IMI Growth Index (reflects no deduction for fees or expenses)	5.84%	2.70%	N/A	(1.49)%
MSCI EM (Emerging Markets) Index (reflects no deduction for fees or expenses)	11.19%	1.28%	N/A	(2.31)%

*	Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

The MSCI EM (Emerging Markets) IMI Growth Index and the MSCI EM (Emerging Markets) Index are unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI EM (Emerging Markets) IMI Growth Index Net USD and the MSCI EM (Emerging Markets) Index Net USD are designed to measure the equity market performance of large-, mid-, and small-cap securities in the emerging markets. The MSCI EM (Emerging Markets) IMI Growth Index Net USD screens for growth-style securities.

This information supplements the Prospectus dated April 28, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.